Expense Example - FidelitySAIMunicipalMoneyMarketFund-PRO - FidelitySAIMunicipalMoneyMarketFund-PRO - Fidelity SAI Municipal Money Market Fund - Fidelity SAI Municipal Money Market Fund	May 30, 2023 USD ($)
Expense Example:
1 year	$ 14
3 years	49
5 years	88
10 years	$ 202